Cover	Feb. 19, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2026
Entity Registrant Name	Southwest Gas Holdings, Inc.
Entity Central Index Key	0001692115
Entity File Number	001-37976
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3881866
Entity Address, Address Line One	8360 S. Durango Dr.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89113
City Area Code	702
Local Phone Number	876-7237
Title of 12(b) Security	Southwest Gas Holdings, Inc. Common Stock, $1 Par Value
Trading Symbol	SWX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Southwest Gas Corporation [Member]
Document Information [Line Items]
Amendment Flag	false
Entity Registrant Name	Southwest Gas Corporation
Entity Central Index Key	0000092416
Entity File Number	001-7850
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	88-0085720
Entity Address, Address Line One	8360 S. Durango Dr.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89113
City Area Code	702
Local Phone Number	876-7237